Related Party Transactions (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2006	Dec. 31, 2012 Sabine Pass Liquefaction [Member]	Jun. 30, 2013 Operation and Maintenance Agreement [Member] Cheniere LNG Terminals, Inc. [Member]	Dec. 31, 2012 Operation and Maintenance Agreement [Member] Cheniere LNG Terminals, Inc. [Member]	Jun. 30, 2013 Service Agreements [Member] Cheniere LNG Terminals, Inc. [Member]	Jun. 30, 2013 Service Agreements [Member] Cheniere LNG Terminals, Inc. [Member]	Dec. 31, 2012 Service Agreements [Member] Cheniere LNG Terminals, Inc. [Member]	Dec. 31, 2011 Service Agreements [Member] Cheniere LNG Terminals, Inc. [Member]	Dec. 31, 2010 Service Agreements [Member] Cheniere LNG Terminals, Inc. [Member]	Jun. 30, 2013 Management Services Agreement [Member] Cheniere LNG Terminals, Inc. [Member]	Dec. 31, 2012 Management Services Agreement [Member] Cheniere LNG Terminals, Inc. [Member]	Jul. 31, 2007 Cooperative Endeavor Agreements [Member] Cheniere Marketing, LLC [Member]	Jun. 30, 2013 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Jun. 30, 2012 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Jun. 30, 2013 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Jun. 30, 2012 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2012 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2011 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2010 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2012 LNG Terminal Export Agreement [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2011 LNG Terminal Export Agreement [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2010 LNG Terminal Export Agreement [Member] Cheniere Marketing, LLC [Member]	Jun. 30, 2013 Tug Boat Lease Sharing Agreement [Member] Sabine Pass Tug Services, LLC [Member]	Jun. 30, 2013 Tug Boat Lease Sharing Agreement [Member] Sabine Pass Tug Services, LLC [Member]	Dec. 31, 2012 Tug Boat Lease Sharing Agreement [Member] Sabine Pass Tug Services, LLC [Member]	Dec. 31, 2011 Tug Boat Lease Sharing Agreement [Member] Sabine Pass Tug Services, LLC [Member]	Dec. 31, 2010 Tug Boat Lease Sharing Agreement [Member] Sabine Pass Tug Services, LLC [Member]	Dec. 31, 2012 Pipeline Compressor Agreement [Member] Cheniere Energy Investments, LLC [Member]	Dec. 31, 2011 Pipeline Compressor Agreement [Member] Cheniere Energy Investments, LLC [Member]	Dec. 31, 2010 Pipeline Compressor Agreement [Member] Cheniere Energy Investments, LLC [Member]	Jun. 30, 2013 LNG site and related costs, net [Member] Sabine Pass Liquefaction [Member]	Jun. 30, 2013 LNG site and related costs, net [Member] Sabine Pass Liquefaction [Member]	Dec. 31, 2012 LNG site and related costs, net [Member] Sabine Pass Liquefaction [Member]	Jun. 30, 2013 LNG Terminal Capacity Agreements [Member] Sabine Pass Liquefaction [Member]	Jun. 30, 2013 Cooperative Endeavor Agreements [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2012 Cooperative Endeavor Agreements [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2011 Cooperative Endeavor Agreements [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2012 Annual payment amount per lease agreement [Domain] LNG site and related costs, net [Member] Sabine Pass Liquefaction [Member]
Related Party Transaction [Line Items]
Advances to Affiliate Current	$ 500,000		$ 500,000		$ 1,025,000	$ 556,000
Regasification capacity	2.0		2.0					2.0
Related Party Transactions, Commitments, Annual Reservation Fee Payment									250,000,000																																250,000,000
Related Party Transaction, Committed Monthly Fee										130,000	0						520,000	1,000,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party												2,100,000	4,200,000	8,400,000	8,100,000	7,900,000
Related Party Transaction, Tax Initiative Commitment																			25,000,000
Related Party Transaction, Bonus Percentage Entitled Upon Meeting Certain Criteria												50.00%	50.00%	100.00%
Other non-current assets and non-current deferred revenue	17,265,000		17,265,000		14,854,000	12,355,000																																				17,200,000	14,700,000	12,300,000
Related Party Transaction, Purchases from Related Party																				900,000	500,000	1,800,000	1,200,000	2,800,000	4,200,000	2,800,000
Revenues—affiliate	$ 64,087,000	$ 63,857,000	$ 127,906,000	$ 127,669,000	$ 255,611,000	$ 255,371,000	$ 254,895,000													$ 1,900,000		$ 2,800,000		$ 2,800,000		$ 0	$ 300,000	$ 300,000	$ 900,000	$ 700,000	$ 1,400,000	$ 2,800,000	$ 2,700,000	$ 2,700,000	$ 100,000	$ 400,000	$ 0	$ 100,000	$ 200,000	$ 300,000					$ 500,000